7. Short term notes (Tables)	6 Months Ended
Jun. 30, 2016
Short Term Notes Tables
Short term notes
Description	Interest Rate	Maturity	June 30, 2016

JMJ Financial
Principal	10%	November 13, 2016	220,000
Accrued interest			7,103
Unamortized debt discount			(59,982)
			167,121